Financial instruments related to commodity contracts - Cash flow hedge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow hedge
Ineffective portion of the cash flow hedges	$ 0	$ 0	$ 0
Financial instruments related to commodity contracts
Cash flow hedge
Profit (Loss) recorded in equity during the period	71	(69)
Recycled amount from equity to the income statement during the period	(6)	(1)
Ineffective portion of the cash flow hedges	$ 0	$ (5)	$ 0
Cash flow hedge | Financial instruments related to commodity contracts
Cash flow hedge
Maximum maturity of most derivatives	1 year